UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to .

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to .

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2018 to December 31, 2018.

Date of Report (Date of earliest event reported):  February 13, 2019 (January 1, 2018)

CIT Finance LLC

(Exact name of securitizer as specified in its charter)

025-01198	0001555548
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

James P. Shanahan, Chief Regulatory Counsel, (973) 740-5000

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☒

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), CIT Finance LLC, as securitizer, has indicated by check mark that there is no activity to report for the annual period ended on December 31, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CIT FINANCE LLC (Securitizer)

By:	/s/ Michael J. McConnell
Name: Michael J. McConnell Title: Director, Treasury

Date:  February 13, 2019